GOODWILL AND INTANGIBLE ASSETS, NET (Details 3) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			RUB 7,610		RUB 9,808
Less: Accumulated amortization			(2,273)		(3,820)
Net carrying value	$ 82.2		5,337		5,988
Amortization expenses of intangible assets	21.9	RUB 1,594	1,004	RUB 563
Estimated amortization expense
For the year ending December 31, 2016	23.2				1,691
For the year ending December 31, 2017	17.7				1,290
For the year ending December 31, 2018	12.7				923
For the year ending December 31, 2019	7.2				524
For the year ending December 31, 2020	4.1				301
Thereafter	9.8				712
Total	74.7				5,441
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			1,181		1,129
Less: Accumulated amortization			(66)		(172)
Net carrying value	13.1		1,115		957
Content and software
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			965		1,115
Less: Accumulated amortization			(385)		(648)
Net carrying value	6.4		580		467
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			417		865
Less: Accumulated amortization			(45)		(123)
Net carrying value	10.3		372		742
Workforce
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			232		300
Less: Accumulated amortization			(14)		(94)
Net carrying value	2.8		218		206
Patents and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			269		237
Less: Accumulated amortization			(147)		(116)
Net carrying value	1.7		122		121
Non-compete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			26		41
Less: Accumulated amortization			(8)		(23)
Net carrying value	0.2		18		18
Technology and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			3,968		5,574
Less: Accumulated amortization			(1,608)		(2,644)
Net carrying value	40.2		2,360		2,930
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			552		547
Net carrying value	7.5		552		547
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			4,520		6,121
Less: Accumulated amortization			(1,608)		(2,644)
Net carrying value	47.7		2,912		3,477
Amortization expenses of intangible assets	15.0	1,092	762	452
Estimated amortization expense
For the year ending December 31, 2016					1,193
For the year ending December 31, 2017					847
For the year ending December 31, 2018					513
For the year ending December 31, 2019					289
For the year ending December 31, 2020					88
Total					2,930
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost			3,090		3,687
Less: Accumulated amortization			(665)		(1,176)
Net carrying value	34.5		2,425		2,511
Amortization expenses of intangible assets	$ 6.9	RUB 502	RUB 242	RUB 111
Estimated amortization expense
For the year ending December 31, 2016					498
For the year ending December 31, 2017					443
For the year ending December 31, 2018					410
For the year ending December 31, 2019					235
For the year ending December 31, 2020					213
Thereafter					712
Total					RUB 2,511